JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds and share classes do not differ from those contained in Post-Effective Amendment No. 274 (Amendment No. 275 under the 1940 Act) filed electronically on June 26, 2013.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

Fund Name	Share Class(es)
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Reserve, Institutional

JPMorgan California Municipal Money Market Fund	Morgan

JPMorgan Federal Money Market Fund	Morgan, Premier, Reserve, Institutional

JPMorgan New York Municipal Money Market Fund	Morgan, Reserve

JPMorgan Prime Money Market Fund	Morgan, B, C, Premier, Reserve, Institutional

JPMorgan Tax Free Money Market Fund	Morgan, Premier, Reserve, Institutional